Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3. FAIR VALUE MEASUREMENTS

The Plan uses GAAP’s three-level hierarchy for the recognition and disclosure of fair value measurements. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date.

Level 2 - Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability; and
•
Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The valuation methodologies used maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Interest-bearing cash: The carrying value approximates fair value.

Mutual funds: The fair value of mutual funds is at the quoted market prices in active markets.

Collective investment funds: Each collective investment fund's financial instruments are valued at the closing price on the active market. Multiple inputs can be used to derive fair value at the measurement date.

Stable value fund: The stable value fund is a form of common collective trust funds, which is composed primarily of fully benefit-responsive investment contracts and is valued at the net asset value (“NAV”) of units of the collective trusts. The NAV is used as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. The stable value fund generally permits redemptions daily. If the fund experiences periods of insufficient liquidity then the stable value fund may defer honoring any payment request until liquidity is sufficient. The Plan is permitted to redeem investment units at NAV daily.

First US Bancshares, Inc. common stock: The fair value of the Company's common stock is the closing price reported on the active market.

The methods described above may produce a fair value calculation that might not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s management believes that the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

NOTE 3. FAIR VALUE MEASUREMENTS (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
Description	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$746	$—	$—	$746
Mutual funds	1,378,537	—	—	1,378,537
Collective investment funds	225,536	16,625,715	—	16,851,251
First US Bancshares, Inc. common stock	1,416,949	—	—	1,416,949
Total	$3,021,768	$16,625,715	$—	$19,647,483
Stable value fund (A)				1,885,143
Total investments at fair value				$21,532,626

	Assets at Fair Value as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$10,022	$—	$—	$10,022
Mutual funds	998,829	—	—	998,829
Collective investment funds	—	15,010,694	—	15,010,694
First US Bancshares, Inc. common stock	1,509,427	—	—	1,509,427
Total	$2,518,278	$15,010,694	$—	$17,528,972
Stable value fund (A)				1,822,882
Total investments at fair value				$19,351,854

(A)
Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.

Fair Value of Investments that Calculate Net Asset Value

The following table summarizes information related to the stable value fund that is measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively. The stable value fund is maintained by investment companies and holds investments in accordance with a stated set of fund objectives.

			Redemption Frequency
Year-End	Fair Value	Unfunded Commitments	(if currently eligible)	Redemption Notice Period

December 31, 2025	$1,885,143	$—	Daily	None
December 31, 2024	$1,822,882	$—	Daily	None